Net Interest Income	12 Months Ended
Mar. 31, 2020
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Net Interest Income
26	NET INTEREST INCOME
Net interest income for the fiscal years ended March 31, 2020, 2019 and 2018 consisted of the following:

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
Interest income from:
Deposits with banks	¥81,592	¥103,798	¥78,217
Call loans and bills bought	16,556	16,400	19,362
Reverse repurchase agreements and cash collateral on securities borrowed	52,865	38,387	40,021
Investment securities	178,830	152,915	102,295
Loans and advances	2,077,202	2,094,850	1,904,175

Total interest income	2,407,045	2,406,350	2,144,070

Interest expense from:
Deposits	582,799	601,365	382,753
Call money and bills sold	10,483	14,212	8,763
Repurchase agreements and cash collateral on securities lent	132,389	120,984	61,341
Borrowings	92,425	107,233	89,196
Debt securities in issue	232,473	256,035	190,774
Premiums for deposit insurance (1)	36,809	35,555	37,938
Others	3,352	2,046	1,142

Total interest expense	1,090,730	1,137,430	771,907

Net interest income	¥1,316,315	¥1,268,920	¥1,372,163

(1)
For the fiscal year ended March 31, 2020, premiums for deposit insurance have been reclassified from “General and administrative expense” to “Interest expense.” Comparative amounts have been reclassified to conform to the current presentation.

Interest income recorded on impaired financial assets was ¥18,886 million for the fiscal year ended March 31, 2018.